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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Growth Opportunities Fund
ING Large Cap Value Fund
ING Mid Cap Value Fund
ING MidCap Opportunities Fund
ING Real Estate Fund
ING SmallCap Opportunities Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited)

ING GROWTH OPPORTUNITIES FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.5%
		Consumer Discretionary: 20.8%
44,720		Best Buy Co., Inc.	$1,609,920	1.4
28,280		Brinker International, Inc.	1,130,917	1.0
25,750	@	Delphi Automotive PLC	1,416,765	1.2
32,670		Gap, Inc.	1,321,175	1.1
28,600		Home Depot, Inc.	2,130,414	1.9
62,690	@	Lions Gate Entertainment Corp.	2,194,777	1.9
26,570		Macy’s, Inc.	1,180,505	1.0
20,760	@	The Madison Square Garden, Inc.	1,208,232	1.1
30,215	@	Michael Kors Holdings Ltd.	2,238,630	1.9
47,980		Newell Rubbermaid, Inc.	1,213,894	1.1
32,930	@	Penn National Gaming, Inc.	1,731,789	1.5
19,620		Ross Stores, Inc.	1,319,641	1.1
24,910		Starbucks Corp.	1,756,653	1.5
31,060	@	Tribune Co.	1,851,176	1.6
41,000	@	Urban Outfitters, Inc.	1,719,130	1.5
			24,023,618	20.8

		Consumer Staples: 10.8%
31,470		Coca-Cola Enterprises, Inc.	1,176,978	1.0
20,290		Costco Wholesale Corp.	2,269,842	2.0
24,820		CVS Caremark Corp.	1,440,801	1.2
20,390		Hershey Co.	1,874,861	1.6
42,480		Hillshire Brands Co.	1,372,529	1.2
32,190		Kraft Foods Group, Inc.	1,666,476	1.4
34,040		PepsiCo, Inc.	2,714,009	2.4
			12,515,496	10.8

		Energy: 4.4%
20,980		Anadarko Petroleum Corp.	1,917,992	1.7
20,210		EOG Resources, Inc.	3,173,980	2.7
			5,091,972	4.4

		Financials: 7.2%
8,020	@	Affiliated Managers Group, Inc.	1,398,046	1.2
27,130		Arthur J. Gallagher & Co.	1,121,554	1.0
6,740		Blackrock, Inc.	1,754,557	1.5
20,440		Equifax, Inc.	1,207,800	1.1
25,130		JPMorgan Chase & Co.	1,269,819	1.1
19,070		Travelers Cos., Inc.	1,523,693	1.3
			8,275,469	7.2

		Health Care: 13.0%
22,940		Allergan, Inc.	2,027,437	1.8
22,950		Amgen, Inc.	2,500,173	2.2
17,130	@	Celgene Corp.	2,397,857	2.1
14,170		Cooper Cos., Inc.	1,850,744	1.6
32,340	@	Express Scripts Holding Co.	2,065,879	1.8
16,510		McKesson Corp.	2,004,479	1.7
4,900	@	Regeneron Pharmaceuticals, Inc.	1,187,319	1.0
20,120	L	Resmed, Inc.	950,469	0.8
			14,984,357	13.0

		Industrials: 10.1%
29,690		Ametek, Inc.	1,274,295	1.1
18,870	@	BE Aerospace, Inc.	1,286,745	1.1
27,808		Danaher Corp.	1,821,980	1.6
26,170	@	Ingersoll-Rand PLC — Class A	1,547,694	1.3
15,994		Roper Industries, Inc.	1,978,458	1.7
13,160		Union Pacific Corp.	2,020,587	1.8
39,790		Waste Connections, Inc.	1,685,504	1.5
			11,615,263	10.1

		Information Technology: 25.4%
9,270	@	Alliance Data Systems Corp.	1,814,139	1.6
11,454		Apple, Inc.	5,578,671	4.8
108,610		EMC Corp.	2,799,966	2.4
16,650	@	F5 Networks, Inc.	1,388,277	1.2
49,830		Flir Systems, Inc.	1,558,682	1.4
2,620	@	Google, Inc. — Class A	2,218,878	1.9
14,650		International Business Machines Corp.	2,670,256	2.3
46,310	@	Informatica Corp.	1,656,509	1.4
33,510		Intuit, Inc.	2,128,890	1.9
82,430	@	Juniper Networks, Inc.	1,557,927	1.4
30,330		NetApp, Inc.	1,259,908	1.1
106,033		Oracle Corp.	3,378,211	2.9
56,820	@	TIBCO Software, Inc.	1,280,723	1.1
			29,291,037	25.4

		Materials: 5.8%
39,330		Ball Corp.	1,747,038	1.5
29,190		International Paper Co.	1,378,060	1.2
23,670		Monsanto Co.	2,317,056	2.0
24,640		Packaging Corp. of America	1,306,906	1.1
			6,749,060	5.8

		Total Common Stock (Cost $94,295,736)	112,546,272	97.5

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING GROWTH OPPORTUNITIES FUND

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc(1): 0.8%
980,001	Nomura Securities, Repurchase Agreement dated 08/30/13, 0.06%, due 09/03/13 (Repurchase Amount $980,007, collateralized by various U.S. Government Agency Obligations, 0.000%–6.000%, Market Value plus accrued interest $999,601, due 10/01/19–09/01/43) (Cost $980,001)	$980,001	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
2,301,505	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.040%†† (Cost $2,301,505)	2,301,505	2.0

	Total Short-Term Investments (Cost $3,281,506)	3,281,506	2.8

	Total Investments in Securities (Cost $97,577,242)	$115,827,778	100.3
	Liabilities in Excess of Other Assets	(345,976)	(0.3)
	Net Assets	$115,481,802	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of August 31, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at August 31, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $97,679,212.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$19,420,495
Gross Unrealized Depreciation	(1,271,929)
Net Unrealized Appreciation	$18,148,566

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING GROWTH OPPORTUNITIES FUND

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$112,546,272	$—	$—	$112,546,272
Short-Term Investments	2,301,505	980,001	—	3,281,506
Total Investments, at fair value	$114,847,777	$980,001	$—	$115,827,778

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited)

ING LARGE CAP VALUE FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.8%
		Consumer Discretionary: 5.9%
304,234		Best Buy Co., Inc.	$10,952,424	1.5
175,098		Brinker International, Inc.	7,002,169	1.0
98,381	@	Delphi Automotive PLC	5,412,923	0.8
153,656		Macy’s, Inc.	6,826,936	0.9
203,788		Walt Disney Co.	12,396,424	1.7
			42,590,876	5.9

		Consumer Staples: 6.1%
161,820		Hillshire Brands Co.	5,228,404	0.7
162,873		Kraft Foods Group, Inc.	8,431,935	1.2
63,443		Philip Morris International, Inc.	5,293,684	0.8
313,623		Procter & Gamble Co.	24,428,096	3.4
			43,382,119	6.1

		Energy: 15.3%
104,540		Anadarko Petroleum Corp.	9,557,047	1.3
246,894		Canadian Natural Resources Ltd.	7,559,894	1.0
223,105		ConocoPhillips	14,791,862	2.1
208,306		ExxonMobil Corp.	18,155,951	2.5
163,449		Halliburton Co.	7,845,552	1.1
198,281	@	Noble Corp.	7,376,053	1.0
148,113		Occidental Petroleum Corp.	13,065,048	1.8
173,471	@	Rowan Companies PLC	6,144,343	0.9
274,963		Royal Dutch Shell PLC — Class A ADR	17,759,860	2.5
345,774		Statoil ASA ADR	7,589,739	1.1
			109,845,349	15.3

		Financials: 27.3%
258,366	L	AllianceBernstein Holding LP	4,994,215	0.7
120,126		Ameriprise Financial, Inc.	10,348,855	1.4
206,229		Arthur J. Gallagher & Co.	8,525,507	1.2
1,432,452		Bank of America Corp.	20,226,222	2.8
406,177		Blackstone Group LP	8,870,906	1.2
444,145		Citigroup, Inc.	21,465,528	3.0
542,979		Fifth Third Bancorp.	9,931,086	1.4
489,935		Host Hotels & Resorts, Inc.	8,343,593	1.2
296,605	@	Invesco Ltd.	9,004,928	1.3
493,107		JPMorgan Chase & Co.	24,916,697	3.5
294,558		Lincoln National Corp.	12,383,218	1.7
120,074		Prudential Financial, Inc.	8,991,141	1.3
919,590		Regions Financial Corp.	8,644,146	1.2
122,556		Travelers Cos., Inc.	9,792,224	1.4
352,261		US Bancorp.	12,727,190	1.8
236,685		Weingarten Realty Investors	6,795,226	0.9
319,944	@	XL Group PLC	9,457,544	1.3
			195,418,226	27.3

		Health Care: 12.2%
298,622		Abbott Laboratories	9,953,071	1.4
339,909		Johnson & Johnson	29,371,537	4.1
219,642		Medtronic, Inc.	11,366,473	1.6
442,008		Merck & Co., Inc.	20,902,558	2.9
221,194		UnitedHealth Group, Inc.	15,868,458	2.2
			87,462,097	12.2

		Industrials: 9.5%
105,745		Boeing Co.	10,989,020	1.5
311,502		CSX Corp.	7,666,064	1.1
175,649		Extra Space Storage, Inc.	7,242,008	1.0
113,192		Fluor Corp.	7,179,769	1.0
151,570		General Dynamics Corp.	12,618,202	1.8
307,893		General Electric Co.	7,124,644	1.0
68,122		Hubbell, Inc.	6,904,846	1.0
52,540		Union Pacific Corp.	8,066,992	1.1
			67,791,545	9.5

		Information Technology: 9.1%
42,633		Apple, Inc.	20,764,403	2.9
807,470		Cisco Systems, Inc.	18,822,126	2.6
376,933		EMC Corp.	9,717,333	1.4
386,282		Jabil Circuit, Inc.	8,814,955	1.2
182,244		Microchip Technology, Inc.	7,072,889	1.0
			65,191,706	9.1

		Materials: 3.1%
134,841		EI Du Pont de Nemours & Co.	7,634,697	1.1
155,800		International Paper Co.	7,355,318	1.0
160,697		Nucor Corp.	7,310,107	1.0
			22,300,122	3.1

		Telecommunication Services: 2.0%
303,190		Verizon Communications, Inc.	14,365,142	2.0

		Utilities: 6.3%
412,859		CenterPoint Energy, Inc.	9,466,857	1.3
143,566		DTE Energy Co.	9,600,258	1.3
170,051		Entergy Corp.	10,752,325	1.5
364,054		Great Plains Energy, Inc.	7,980,064	1.1
162,000	@, L, X	Mirant Corp.	—	—
90,133		Sempra Energy	7,609,028	1.1
			45,408,532	6.3

		Total Common Stock (Cost $615,644,187)	693,755,714	96.8

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING LARGE CAP VALUE FUND

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 0.5%
43,000	iShares Russell 1000 Value Index Fund	$3,632,210	0.5

	Total Exchange-Traded Funds (Cost $3,700,863)	3,632,210	0.5

	Total Long-Term Investments (Cost $619,345,050)	697,387,924	97.3

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateralcc(1): 0.7%
258,578	Barclays Bank PLC, Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $258,579, collateralized by various U.S. Government Securities, 0.000%–4.750%, Market Value plus accrued interest $263,750, due 10/15/13–11/15/42)	258,578	0.0
1,228,278	Deutsche Bank AG, Repurchase Agreement dated 08/30/13, 0.07%, due 09/03/13 (Repurchase Amount $1,228,287, collateralized by various U.S. Government Agency Obligations, 2.000%–10.500%, Market Value plus accrued interest $1,252,844, due 10/01/13–02/01/52)	1,228,278	0.2
1,228,278	Goldman Sachs & Co., Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $1,228,283, collateralized by various U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $1,252,844, due 09/06/13–08/06/38)	1,228,278	0.1
1,228,278	JPMorgan Chase & Co., Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $1,228,283, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,252,846, due 09/01/22–11/01/47)	1,228,278	0 .2
1,228,278	Mizuho Securities USA Inc., Repurchase Agreement dated 08/30/13, 0.06%, due 09/03/13 (Repurchase Amount $1,228,286, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.350%–5.500%, Market Value plus accrued interest $1,252,844, due 03/18/15–01/15/55)	1,228,278	0 .2
		5,171,690	0 .7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
18,275,923	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.040%†† (Cost $18,275,923)	18,275,923	2.6

	Total Short-Term Investments (Cost $23,447,613)	23,447,613	3.3

	Total Investments in Securities (Cost $642,792,663)	$720,835,537	100.6
	Liabilities in Excess of Other Assets	(4,019,956)	(0.6)
	Net Assets	$716,815,581	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of August 31, 2013.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at August 31, 2013.

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING LARGE CAP VALUE FUND

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $643,703,826.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$80,780,368
Gross Unrealized Depreciation	(3,648,657)
Net Unrealized Appreciation	$77,131,711

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$42,590,876	$—	$—	$42,590,876
Consumer Staples	43,382,119	—	—	43,382,119
Energy	109,845,349	—	—	109,845,349
Financials	195,418,226	—	—	195,418,226
Health Care	87,462,097	—	—	87,462,097
Industrials	67,791,545	—	—	67,791,545
Information Technology	65,191,706	—	—	65,191,706
Materials	22,300,122	—	—	22,300,122
Telecommunication Services	14,365,142	—	—	14,365,142
Utilities	45,408,532	—	—	45,408,532
Total Common Stock	693,755,714	—	—	693,755,714
Exchange-Traded Funds	3,632,210	—	—	3,632,210
Short-Term Investments	18,275,923	5,171,690	—	23,447,613
Total Investments, at fair value	$715,663,847	$5,171,690	$—	$720,835,537

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited)

ING MID CAP VALUE FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.2%
		Consumer Discretionary: 9.9%
88,800	@	Aeropostale, Inc.	$721,944	0.3
26,233	@	ANN, Inc.	910,285	0.3
16,548	@	Ascena Retail Group, Inc.	270,063	0.1
12,750		Brunswick Corp.	463,590	0.2
35,150		Dana Holding Corp.	736,744	0.3
47,200		GNC Holdings, Inc.	2,401,064	0.9
114,600		Interpublic Group of Cos., Inc.	1,801,512	0.6
26,061	@	Jarden Corp.	1,119,320	0.4
23,600		Lennar Corp.	750,716	0.3
17,800		Mattel, Inc.	720,900	0.2
50,100		Men’s Wearhouse, Inc.	1,886,265	0.7
150,500		Newell Rubbermaid, Inc.	3,807,650	1.4
57,400	@	Norwegian Cruise Line Holdings Ltd.	1,784,566	0.6
6,300		Ross Stores, Inc.	423,738	0.1
879,000		Samsonite International SA	2,270,677	0.8
93,709	@	Taylor Morrison Home Corp.	1,931,343	0.7
36,847	@	Tenneco, Inc.	1,699,752	0.6
50,800	@	Toll Brothers, Inc.	1,554,988	0.6
33,170	@	TRW Automotive Holdings Corp.	2,291,052	0.8
			27,546,169	9.9

		Consumer Staples: 2.4%
35,200	@	Bunge Ltd.	2,667,456	1.0
28,200		Dr Pepper Snapple Group, Inc.	1,262,232	0.4
84,484		Ebro Foods SA	1,833,551	0.7
3,711		Energizer Holdings, Inc.	366,758	0.1
8,300		Ingredion, Inc.	522,402	0.2
			6,652,399	2.4

		Energy: 10.8%
48,600	@	Cameron International Corp.	2,759,994	1.0
132,200	@	Cobalt International Energy, Inc.	3,225,680	1.1
10,500	@	Concho Resources, Inc.	1,013,355	0.4
31,820	@	Dresser-Rand Group, Inc.	1,939,111	0.7
23,900	@	Geospace Technologies Corp.	1,667,264	0.6
46,308	@	Gulfport Energy Corp.	2,732,172	1.0
18,500		Japan Petroleum Exploration Co.	821,708	0.3
62,200	@	Newfield Exploration Co.	1,481,604	0.5
116,954	@	Noble Corp.	4,350,689	1.6
126,700	@	Ocean Rig UDW, Inc.	2,209,648	0.8
26,000		PBF Energy, Inc.	571,220	0.2
113,300		QEP Resources, Inc.	3,095,356	1.1
18,605		Tesoro Corp.	857,504	0.3
23,900		Tidewater, Inc.	1,289,644	0.5
143,200		Trican Well Services Ltd.	2,013,474	0.7
			30,028,423	10.8
		Financials: 23.6%
56,700		American Assets Trust, Inc.	1,678,887	0.6
30,400		American Financial Group, Inc.	1,566,512	0.6
19,100		Ares Capital Corp.	335,778	0.1
33,300	@	Argo Group International Holdings Ltd.	1,359,972	0.5
63,900		BankUnited, Inc.	1,888,245	0.7
70,000		Blackstone Mortgage Trust, Inc.	1,792,000	0.6
20,050	@	CIT Group, Inc.	959,793	0.3
65,800		Comerica, Inc.	2,687,272	1.0
59,900		Equity Lifestyle Properties, Inc.	2,081,525	0.7
113,600		EverBank Financial Corp.	1,597,216	0.6
91,240		Fifth Third Bancorp.	1,668,780	0.6
79,040		First Midwest Bancorp., Inc.	1,187,971	0.4
30,120		First Republic Bank	1,333,714	0.5
93,200	@	Forest City Enterprises, Inc.	1,668,280	0.6
49,600		Hanover Insurance Group, Inc.	2,642,192	0.9
103,650		Hartford Financial Services Group, Inc.	3,068,040	1.1
54,200		Hatteras Financial Corp.	991,860	0.4
39,050		HCC Insurance Holdings, Inc.	1,647,910	0.6
187,222		Huntington Bancshares, Inc.	1,542,709	0.6
36,300		IBERIABANK Corp.	1,899,942	0.7
416,880		KKR Financial Holdings LLC	4,239,670	1.5
39,800		LaSalle Hotel Properties	1,055,894	0.4
62,800		LPL Financial Holdings, Inc.	2,309,784	0.8
37,800		Plum Creek Timber Co., Inc.	1,674,918	0.6
50,520	@	Popular, Inc.	1,569,151	0.6
59,400		Principal Financial Group, Inc.	2,430,648	0.9
95,559		Reinsurance Group of America, Inc.	6,193,179	2.2
42,000		STAG Industrial, Inc.	840,000	0.3
121,751	@	Tower Group International, Ltd.	1,720,342	0.6
175,550		UnumProvident Corp.	5,183,991	1.9
89,000	@	XL Group PLC	2,630,840	0.9
77,900		Zions Bancorp.	2,178,863	0.8
			65,625,878	23.6

		Health Care: 6.8%
257,833		Almirall SA	3,151,241	1.2
32,450		AmerisourceBergen Corp.	1,847,054	0.7
105,300	@	Brookdale Senior Living, Inc.	2,634,606	0.9
24,350	@	Centene Corp.	1,391,602	0.5

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING MID CAP VALUE FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
68,300	@	Health Management Associates, Inc.	$878,338	0.3
28,900	@	Mylan Laboratories	1,021,326	0.4
24,600		Ono Pharmaceutical Co., Ltd.	1,476,488	0.5
16,150		Teleflex, Inc.	1,244,842	0.4
25,249		UCB S.A.	1,468,599	0.5
13,740		Universal Health Services, Inc.	930,885	0.3
11,550	@	Warner Chilcott PLC	247,748	0.1
42,000	@	WellCare Health Plans, Inc.	2,674,140	1.0
			18,966,869	6.8

		Industrials: 14.4%
33,739		Acacia Research — Acacia Technologies	741,246	0.3
130,622	@	ACCO Brands Corp.	860,799	0.3
21,800		AGCO Corp.	1,233,008	0.4
90,500		Barnes Group, Inc.	2,829,935	1.0
31,700		Chicago Bridge & Iron Co. NV	1,896,611	0.7
22,100		Curtiss-Wright Corp.	922,896	0.3
1,300		Dover Corp.	110,565	0.0
32,900	@	Esterline Technologies Corp.	2,509,941	0.9
25,000		Fluor Corp.	1,585,750	0.6
29,300		Hubbell, Inc.	2,969,848	1.1
150,350		KBR, Inc.	4,489,451	1.6
14,864	@	Kirby Corp.	1,195,512	0.4
43,300	@	Moog, Inc.	2,199,640	0.8
19,759	@	Old Dominion Freight Line	857,936	0.3
26,580	@	Owens Corning, Inc.	995,155	0.4
37,400	@	Pentair Ltd.	2,248,114	0.8
92,924		Rexel SA	2,137,514	0.8
39,800	@	Spirit Airlines, Inc.	1,240,566	0.4
7,200	@	Teledyne Technologies, Inc.	555,624	0.2
15,450		Triumph Group, Inc.	1,111,936	0.4
60,650	@	United Rentals, Inc.	3,321,800	1.2
34,080		Werner Enterprises, Inc.	785,203	0.3
44,200	@	Wesco International, Inc.	3,260,634	1.2
			40,059,684	14.4

		Information Technology: 15.7%
12,100		AOL, Inc.	398,453	0.1
125,047	@	Arrow Electronics, Inc.	5,804,682	2.1
135,300	@	Avago Technologies Ltd.	5,210,403	1.9
29,450	@	Avnet, Inc.	1,135,592	0.4
96,800		Booz Allen Hamilton Holding Corp.	1,958,264	0.7
40,200	@	Check Point Software Technologies	2,254,014	0.8
6,200		Coherent, Inc.	348,006	0.1
67,400	@	Fairchild Semiconductor International, Inc.	822,954	0.3
91,000		Jabil Circuit, Inc.	2,076,620	0.7
35,300		Maxim Integrated Products	982,928	0.4
52,850		Microchip Technology, Inc.	2,051,108	0.7
112,400	@	Microsemi Corp.	2,893,176	1.0
72,300	@	NXP Semiconductor NV	2,687,391	1.0
23,500		Sandisk Corp.	1,296,730	0.5
316,507	@	Skyworks Solutions, Inc.	8,026,618	2.9
163,400	@	Teradyne, Inc.	2,508,190	0.9
71,700	@	Verint Systems, Inc.	2,376,855	0.9
30,495	@	Web.com Group, Inc.	860,569	0.3
			43,692,553	15.7

		Materials: 9.1%
15,180		Allegheny Technologies, Inc.	405,458	0.1
9,848		Ashland, Inc.	858,844	0.3
50,800		Cabot Corp.	2,031,492	0.7
14,700		Carpenter Technology Corp.	790,419	0.3
43,100		Celanese Corp.	2,122,244	0.8
61,949	@	Crown Holdings, Inc.	2,692,304	1.0
26,150		Cytec Industries, Inc.	1,955,497	0.7
45,600		International Paper Co.	2,152,776	0.8
21,900	@	Louisiana-Pacific Corp.	327,624	0.1
82,500	@	Methanex Corp.	3,835,425	1.4
136,420	@	Owens-Illinois, Inc.	3,872,964	1.4
56,600		Packaging Corp. of America	3,002,064	1.1
9,850		Reliance Steel & Aluminum Co.	656,896	0.2
74,402		Rexam PLC	562,758	0.2
			25,266,765	9.1

		Utilities: 5.5%
43,100		Alliant Energy Corp.	2,138,191	0.8
109,400	@	Calpine Corp.	2,114,702	0.8
51,700		CMS Energy Corp.	1,371,601	0.5
34,340		Edison International	1,575,863	0.6
52,100		Great Plains Energy, Inc.	1,142,032	0.4
18,800		NorthWestern Corp.	755,196	0.3
79,000		UGI Corp.	3,096,800	1.1
57,100		Westar Energy, Inc.	1,776,381	0.6
28,400		Wisconsin Energy Corp.	1,165,536	0.4
			15,136,302	5.5

		Total Common Stock (Cost $243,702,535)	272,975,042	98.2

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING MID CAP VALUE FUND

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.3%
	Securities Lending Collateralcc(1): 0.5%
84,375	Barclays Bank PLC, Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $84,375, collateralized by various U.S. Government Securities, 0.000%–4.750%, Market Value plus accrued interest $86,063, due 10/15/13–11/15/42)	$84,375	0.0
1,000,000	Citigroup, Inc., Repurchase Agreement dated 08/30/13, 0.06%, due 09/03/13 (Repurchase Amount $1,000,007, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.250%–6.500%, Market Value plus accrued interest $1,020,000, due 05/31/14–11/01/50)	1,000,000	0.4
142,240	UBS Warburg LLC, Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $142,241, collateralized by various U.S. Government Securities, 0.125%–7.625%, Market Value plus accrued interest $145,085, due 11/30/13–05/15/43)	142,240	0.1
		1,226,615	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
2,286,560	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.040%†† (Cost $2,286,560)	2,286,560	0.8

	Total Short-Term Investments (Cost $3,513,175)	3,513,175	1.3

	Total Investments in Securities (Cost $247,215,710)	$276,488,217	99.5
	Assets in Excess of Other Liabilities	1,400,412	0.5
	Net Assets	$277,888,629	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of August 31, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $249,610,870.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$33,160,787
Gross Unrealized Depreciation	(6,283,440)
Net Unrealized Appreciation	$26,877,347

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING MID CAP VALUE FUND

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$25,275,492	$2,270,677	$—	$27,546,169
Consumer Staples	4,818,848	1,833,551	—	6,652,399
Energy	29,206,715	821,708	—	30,028,423
Financials	65,625,878	—	—	65,625,878
Health Care	12,870,541	6,096,328	—	18,966,869
Industrials	37,922,170	2,137,514	—	40,059,684
Information Technology	43,692,553	—	—	43,692,553
Materials	24,704,007	562,758	—	25,266,765
Utilities	15,136,302	—	—	15,136,302
Total Common Stock	259,252,506	13,722,536	—	272,975,042
Short-Term Investments	2,286,560	1,226,615	—	3,513,175
Total Investments, at fair value	$261,539,066	$14,949,151	$—	$276,488,217

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited)

ING MIDCAP OPPORTUNITIES FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Consumer Discretionary: 24.6%
129,950	@	AMC Networks, Inc.	$8,054,301	0.7
465,260		Best Buy Co., Inc.	16,749,360	1.4
436,168		Brinker International, Inc.	17,442,358	1.4
436,880	@	Delphi Automotive PLC	24,037,138	2.0
303,470	@	Discovery Communications, Inc. — Class A	23,521,960	1.9
604,030		Gap, Inc.	24,426,973	2.0
102,149	@	Liberty Media Corp.	13,941,296	1.1
450,680	@	Lions Gate Entertainment Corp.	15,778,307	1.3
139,634	@	LKQ Corp.	4,082,898	0.3
405,131		Macy’s, Inc.	17,999,970	1.5
173,540	@	The Madison Square Garden, Inc.	10,100,028	0.8
293,125	@	Michael Kors Holdings Ltd.	21,717,631	1.8
546,630		Newell Rubbermaid, Inc.	13,829,739	1.1
346,800	@	Penn National Gaming, Inc.	18,238,212	1.5
337,231		Ross Stores, Inc.	22,682,157	1.8
475,380	@	Scientific Games Corp.	6,793,180	0.6
254,800		Six Flags Entertainment Corp.	8,410,948	0.7
198,070	@	Ulta Salon Cosmetics & Fragrance, Inc.	19,656,467	1.6
328,974	@	Urban Outfitters, Inc.	13,793,880	1.1
			301,256,803	24.6

		Consumer Staples: 6.9%
488,589		Coca-Cola Enterprises, Inc.	18,273,229	1.5
247,400		Hershey Co.	22,748,430	1.9
495,620		Hillshire Brands Co.	16,013,482	1.3
518,660		Whole Foods Market, Inc.	27,359,315	2.2
			84,394,456	6.9

		Energy: 5.4%
293,137	@	Cameron International Corp.	16,647,250	1.3
232,130	@	Laredo Petroleum Holdings, Inc.	6,095,734	0.5
314,830	@	Noble Corp.	11,711,676	0.9
601,740		Patterson-UTI Energy, Inc.	11,788,087	1.0
271,897		Range Resources Corp.	20,386,837	1.7
			66,629,584	5.4

		Financials: 8.1%
107,640	@	Affiliated Managers Group, Inc.	18,763,805	1.5
212,956		Ameriprise Financial, Inc.	18,346,159	1.5
447,470		Arthur J. Gallagher & Co.	18,498,410	1.5
274,030		Equifax, Inc.	16,192,433	1.3
739,897		Fifth Third Bancorp.	13,532,716	1.1
477,896		Nasdaq Stock Market, Inc.	14,269,974	1.2
			99,603,497	8.1

		Health Care: 13.9%
124,375	@	Actavis, Inc.	16,813,012	1.4
275,470		Agilent Technologies, Inc.	12,847,921	1.0
111,704	@	Alexion Pharmaceuticals, Inc.	12,037,223	1.0
156,705		Cooper Cos., Inc.	20,467,240	1.7
293,430		HCA Holdings, Inc.	11,206,092	0.9
152,540	@	Henry Schein, Inc.	15,414,167	1.3
42,840	@	Mettler Toledo International, Inc.	9,434,653	0.8
562,250	@	Mylan Laboratories	19,869,915	1.6
111,140	@	Myriad Genetics, Inc.	2,908,534	0.2
307,830	L	Resmed, Inc.	14,541,889	1.2
189,430	@	Vertex Pharmaceuticals, Inc.	14,235,665	1.2
692,080		Zoetis, Inc.	20,174,132	1.6
			169,950,443	13.9

		Industrials: 15.0%
447,937		Ametek, Inc.	19,225,456	1.6
245,042	@	BE Aerospace, Inc.	16,709,414	1.4
372,050		Extra Space Storage, Inc.	15,339,621	1.2
267,830		Flowserve Corp.	14,942,236	1.2
136,461	@	IHS, Inc.	14,621,796	1.2
334,000	@	Ingersoll-Rand PLC — Class A	19,752,760	1.6
162,380		Nordson Corp.	10,822,627	0.9
275,414		Pall Corp.	19,042,124	1.5
185,123		Roper Industries, Inc.	22,899,715	1.9
399,222		Waste Connections, Inc.	16,911,044	1.4
180,066	@	Wesco International, Inc.	13,283,469	1.1
			183,550,262	15.0

		Information Technology: 17.3%
88,780	@	Alliance Data Systems Corp.	17,374,246	1.4
302,560		Broadridge Financial Solutions ADR	9,004,186	0.7
373,200	@	Citrix Systems, Inc.	26,411,364	2.2
208,700	@	F5 Networks, Inc.	17,401,406	1.4
461,321		Flir Systems, Inc.	14,430,121	1.2
535,520	@	Informatica Corp.	19,155,550	1.6
513,098		Intuit, Inc.	32,597,116	2.7
736,740	@	Juniper Networks, Inc.	13,924,386	1.1
668,064		NetApp, Inc.	27,751,379	2.3
723,500	@	TIBCO Software, Inc.	16,307,690	1.3
395,637		Xilinx, Inc.	17,178,558	1.4
			211,536,002	17.3

		Materials: 5.7%
343,820		Ball Corp.	15,272,484	1.2
131,380		Celanese Corp.	6,469,151	0.5
481,480		International Paper Co.	22,730,671	1.9

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING MIDCAP OPPORTUNITIES FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
345,244		Packaging Corp. of America	$18,311,742	1.5
490,140		Steel Dynamics, Inc.	7,479,536	0.6
			70,263,584	5.7

		Telecommunication Services: 1.5%
238,220	@	SBA Communications Corp.	17,866,500	1.5

		Total Common Stock (Cost $1,026,027,045)	1,205,051,131	98.4

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.9%
		Securities Lending Collateralcc(1): 1.1%
3,280,983		Bank of Nova Scotia, Repurchase Agreement dated 08/30/13, 0.05%, due 09/03/13 (Repurchase Amount $3,281,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–1.375%, Market Value plus accrued interest $3,346,623, due 12/04/13–01/31/20)	3,280,983	0.2
690,717		Barclays Bank PLC, Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $690,720, collateralized by various U.S. Government Securities, 0.000%–4.750%, Market Value plus accrued interest $704,531, due 10/15/13–11/15/42)	690,717	0.0
3,280,983		Citigroup, Inc., Repurchase Agreement dated 08/30/13, 0.06%, due 09/03/13 (Repurchase Amount $3,281,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.250%–6.500%, Market Value plus accrued interest $3,346,603, due 05/31/14–11/01/50)	3,280,983	0.3
3,280,983		Deutsche Bank AG, Repurchase Agreement dated 08/30/13, 0.07%, due 09/03/13 (Repurchase Amount $3,281,008, collateralized by various U.S. Government Agency Obligations, 2.000%–10.500%, Market Value plus accrued interest $3,346,603, due 10/01/13–02/01/52)	3,280,983	0.3
3,280,983		Goldman Sachs & Co., Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $3,280,997, collateralized by various U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $3,346,603, due 09/06/13–08/06/38)	3,280,983	0.3
			13,814,649	1.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.8%
21,312,107		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.040%†† (Cost $21,312,107)	21,312,107	1.8

		Total Short-Term Investments (Cost $35,126,756)	35,126,756	2.9

		Total Investments in Securities (Cost $1,061,153,801)	$1,240,177,887	101.3
		Liabilities in Excess of Other Assets	(15,521,063)	(1.3)
		Net Assets	$1,224,656,824	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of August 31, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at August 31, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING MIDCAP OPPORTUNITIES FUND

Cost for federal income tax purposes is $1,063,551,494.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$188,310,763
Gross Unrealized Depreciation	(11,684,370)
Net Unrealized Appreciation	$176,626,393

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$1,205,051,131	$—	$—	$1,205,051,131
Short-Term Investments	21,312,107	13,814,649	—	35,126,756
Total Investments, at fair value	$1,226,363,238	$13,814,649	$—	$1,240,177,887

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited)

ING REAL ESTATE FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.3%
		Consumer Discretionary: 0.5%
96,800		Starwood Hotels & Resorts Worldwide, Inc.	$6,189,392	0.5

		Financials: 98.8%
453,000		American Realty Capital Properties, Inc.	6,074,730	0.5
143,600	@	American Residential Properties, Inc.	2,449,816	0.2
303,900		Apartment Investment & Management Co.	8,366,367	0.7
340,709		AvalonBay Communities, Inc.	42,213,845	3.5
786,000		BioMed Realty Trust, Inc.	14,470,260	1.2
451,282		Boston Properties, Inc.	46,256,405	3.8
751,600		Brandywine Realty Trust	9,635,512	0.8
499,000		BRE Properties, Inc.	23,947,010	2.0
124,300		CBL & Associates Properties, Inc.	2,386,560	0.2
665,200		Cole Real Estate Investment, Inc.	7,343,808	0.6
246,900		CommonWealth REIT	6,061,395	0.5
875,600		Cousins Properties, Inc.	8,694,708	0.7
690,278		CubeSmart	11,493,129	0.9
890,200		DCT Industrial Trust, Inc.	5,955,438	0.5
1,309,500		DDR Corp.	20,323,440	1.7
154,100		Digital Realty Trust, Inc.	8,567,960	0.7
935,300		Douglas Emmett, Inc.	21,605,430	1.8
1,622,800		Duke Realty Corp.	23,676,652	2.0
244,200		EPR Properties	11,960,916	1.0
1,044,339		Equity Residential	54,190,751	4.5
125,170		Essex Property Trust, Inc.	17,938,113	1.5
61,800		Federal Realty Investment Trust	6,013,758	0.5
2,024,142		General Growth Properties, Inc.	38,823,044	3.2
928,500		HCP, Inc.	37,817,805	3.1
769,400		Health Care Real Estate Investment Trust, Inc.	47,271,936	3.9
669,120		Healthcare Realty Trust, Inc.	15,048,509	1.2
710,400		Healthcare Trust of America, Inc.	7,317,120	0.6
496,800		Highwoods Properties, Inc.	16,781,904	1.4
3,404,755		Host Hotels & Resorts, Inc.	57,982,978	4.8
468,300		Kilroy Realty Corp.	22,848,357	1.9
1,751,323		Kimco Realty Corp.	35,079,000	2.9
1,125,400		Lexington Realty Trust	13,189,688	1.1
766,100		Liberty Property Trust	26,507,060	2.2
562,625		Macerich Co.	31,664,535	2.6
329,081		Pebblebrook Hotel Trust	8,424,474	0.7
344,700		Post Properties, Inc.	15,590,781	1.3
1,554,002		ProLogis, Inc.	54,763,030	4.5
278,402		Public Storage, Inc.	42,503,633	3.5
418,500		Ramco-Gershenson Properties	6,059,880	0.5
274,200		Realty Income Corp.	10,830,900	0.9
324,300		Regency Centers Corp.	15,420,465	1.3
900,200		Senior Housing Properties Trust	20,479,550	1.7
776,899		Simon Property Group, Inc.	113,139,801	9.4
348,200		SL Green Realty Corp.	30,359,558	2.5
1,182,600	@	Strategic Hotel Capital, Inc.	9,590,886	0.8
227,800		Sun Communities, Inc.	9,788,566	0.8
896,000	@	Sunstone Hotel Investors, Inc.	10,778,880	0.9
118,100		Tanger Factory Outlet Centers, Inc.	3,643,385	0.3
177,910		Taubman Centers, Inc.	11,992,913	1.0
1,328,204		UDR, Inc.	30,004,128	2.5
640,457		Ventas, Inc.	39,874,853	3.3
543,104		Vornado Realty Trust	44,154,355	3.7
221,700		Weyerhaeuser Co.	6,070,146	0.5
			1,193,428,123	98.8

		Total Common Stock (Cost $882,434,031)	1,199,617,515	99.3

SHORT-TERM INVESTMENTS: 0.6%
		Mutual Funds: 0.6%
7,403,897		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.040%†† (Cost $7,403,897)	7,403,897	0.6

		Total Short-Term Investments (Cost $7,403,897)	7,403,897	0.6

		Total Investments in Securities (Cost $889,837,928)	$1,207,021,412	99.9
		Assets in Excess of Other Liabilities	1,611,288	0.1
		Net Assets	$1,208,632,700	100.0

††	Rate shown is the 7-day yield as of August 31, 2013.

@	Non-income producing security

Cost for federal income tax purposes is $995,354,214.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$223,176,892
Gross Unrealized Depreciation	(11,509,694)
Net Unrealized Appreciation	$211,667,198

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING REAL ESTATE FUND

REIT Diversification	Percentage of Net Assets
Retail REITs	23.6%
Specialized REITs	19.4
Residential REITs	17.5
Office REITs	14.6
Diversified REITs	12.2
Hotels, Resorts & Cruise Lines	7.0
Industrial REITs	5.0
Assets in Excess of Other Liabilities*	0.7
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$1,199,617,515	$—	$—	$1,199,617,515
Short-Term Investments	7,403,897	—	—	7,403,897
Total Investments, at fair value	$1,207,021,412	$—	$—	$1,207,021,412

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited)

ING SMALLCAP OPPORTUNITIES FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: 93.6%
		Consumer Discretionary: 17.7%
158,900	@	Aeropostale, Inc.	$1,291,857	0.4
48,246		Arctic Cat, Inc.	2,589,845	0.7
43,600	@	Bally Technologies, Inc.	3,144,868	0.9
262,776		Callaway Golf Co.	1,818,410	0.5
90,100		Cheesecake Factory	3,763,477	1.1
47,900	@	Childrens Place Retail Stores, Inc.	2,547,322	0.7
93,996		Cinemark Holdings, Inc.	2,770,062	0.8
159,300		Dana Holding Corp.	3,338,928	0.9
153,888	@	Express, Inc.	3,230,109	0.9
127,300		Finish Line	2,668,208	0.7
36,300		Gildan Activewear, Inc.	1,600,104	0.5
58,577	@	Hibbett Sporting Goods, Inc.	3,034,289	0.8
107,378	@, L	Imax Corp.	2,946,452	0.8
74,500	@	Jack in the Box, Inc.	2,942,005	0.8
58,719	@	Life Time Fitness, Inc.	2,935,363	0.8
107,902	@	LKQ Corp.	3,155,054	0.9
15,556	@	Lumber Liquidators	1,546,578	0.4
66,359		Monro Muffler, Inc.	2,937,713	0.8
53,355		Pool Corp.	2,779,262	0.8
54,900	@	Sally Beauty Holdings, Inc.	1,434,537	0.4
212,240	@, L	Smith & Wesson Holding Corp.	2,321,906	0.7
41,363	@	Steiner Leisure Ltd.	2,304,746	0.6
59,558		Vail Resorts, Inc.	4,049,944	1.1
42,180		Wyndham Worldwide Corp.	2,503,805	0.7
			63,654,844	17.7

		Consumer Staples: 2.2%
59,000		Casey’s General Stores, Inc.	3,890,460	1.1
46,000	@	Elizabeth Arden, Inc.	1,597,580	0.4
125,425		Flowers Foods, Inc.	2,607,586	0.7
			8,095,626	2.2

		Energy: 5.3%
136,181	@, L	Bill Barrett Corp.	2,931,977	0.8
127,700	@, L	C&J Energy Services, Inc.	2,621,681	0.7
92,600	@	Carrizo Oil & Gas, Inc.	3,172,476	0.9
69,550	@	Energy XXI Bermuda Ltd.	1,847,943	0.5
191,000	@	Key Energy Services, Inc.	1,273,970	0.4
60,700	@	Rosetta Resources, Inc.	2,824,371	0.8
138,800	@	Swift Energy Co.	1,565,664	0.4
60,500	@	Unit Corp.	2,786,025	0.8
			19,024,107	5.3

		Financials: 10.9%
9,500	@	Affiliated Managers Group, Inc.	1,656,040	0.5
101,000		Colony Financial, Inc.	1,996,770	0.6
85,155		Coresite Realty Corp.	2,591,267	0.7
137,280	@	DFC Global Corp.	1,551,264	0.4
67,744	@	eHealth, Inc.	1,874,476	0.5
67,287		Financial Engines, Inc.	3,596,490	1.0
75,000		First American Financial Corp.	1,567,500	0.4
92,193		Geo Group, Inc.	2,877,344	0.8
42,800		Home Properties, Inc.	2,469,560	0.7
46,272		MarketAxess Holdings, Inc.	2,348,767	0.6
59,301	@	Portfolio Recovery Associates, Inc.	3,145,325	0.9
27,300		ProAssurance Corp.	1,286,922	0.4
24,641	@	Signature Bank	2,161,508	0.6
53,800		Sovran Self Storage, Inc.	3,565,326	1.0
34,234	@	Stifel Financial Corp.	1,370,045	0.4
31,900	@	SVB Financial Group	2,641,320	0.7
81,700		Tanger Factory Outlet Centers, Inc.	2,520,445	0.7
			39,220,369	10.9

		Health Care: 16.7%
44,700	@	Acorda Therapeutics, Inc.	1,510,413	0.4
41,100		Air Methods Corp.	1,681,812	0.5
67,200	@	Align Technology, Inc.	2,926,560	0.8
27,000	@	Alkermes PLC	857,250	0.2
14,509	@	Bio-Rad Laboratories, Inc.	1,654,171	0.5
49,034	@	Centene Corp.	2,802,293	0.8
25,700		Chemed Corp.	1,789,748	0.5
21,100	@	Cubist Pharmaceuticals, Inc.	1,336,896	0.4
70,630	@	Haemonetics Corp.	2,814,606	0.8
139,244	@	Healthsouth Corp.	4,380,616	1.2
52,400	@	Impax Laboratories, Inc.	1,067,912	0.3
25,400	@	Incyte Corp., Ltd.	860,806	0.2
99,700	@	InterMune, Inc.	1,424,713	0.4
30,736	@	IPC The Hospitalist Co., Inc.	1,581,060	0.4
72,071	@	Luminex Corp.	1,463,041	0.4
95,700		Masimo Corp.	2,367,618	0.7
62,628	@	Medicines Co.	1,979,671	0.5
23,597	@	Mednax, Inc.	2,297,640	0.6
110,825	@	Merit Medical Systems, Inc.	1,418,560	0.4
55,813	@	Momenta Pharmaceuticals, Inc.	786,405	0.2
77,822	@	Nektar Therapeutics	947,872	0.3
23,274	@	Neogen Corp.	1,259,123	0.3
50,200	@	Omnicell, Inc.	1,091,348	0.3
24,504	@	OncoGenex Pharmaceutical, Inc.	219,311	0.1
56,400	@	Optimer Pharmaceuticals, Inc.	705,564	0.2
78,000		Owens & Minor, Inc.	2,660,580	0.7
13,500	@	Salix Pharmaceuticals Ltd.	903,690	0.3
30,700	@	Seattle Genetics, Inc.	1,301,680	0.4
59,346		Steris Corp.	2,426,658	0.7

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING SMALLCAP OPPORTUNITIES FUND

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
107,600	@	Team Health Holdings, Inc.	$4,135,068	1.1
11,852	@	Theravance, Inc.	424,894	0.1
79,500	@	Thoratec Corp.	2,840,535	0.8
93,900	@, L	Vivus, Inc.	1,176,567	0.3
49,400	@	WellCare Health Plans, Inc.	3,145,298	0.9
			60,239,979	16.7

		Industrials: 14.3%
96,716		Actuant Corp.	3,454,695	1.0
44,900		Acuity Brands, Inc.	3,838,950	1.1
35,800		Clarcor, Inc.	1,917,448	0.5
44,160	@	Clean Harbors, Inc.	2,509,613	0.7
31,500		Corporate Executive Board Co.	2,042,460	0.6
60,600	@	EnPro Industries, Inc.	3,452,988	1.0
19,011	@	Genesee & Wyoming, Inc.	1,645,972	0.4
72,811		Gorman-Rupp Co.	2,546,201	0.7
125,495		Healthcare Services Group	3,038,234	0.8
93,307	@	HUB Group, Inc.	3,466,355	1.0
33,200		Kforce, Inc.	540,164	0.1
206,600		Knight Transportation, Inc.	3,363,448	0.9
44,500		Regal-Beloit Corp.	2,834,650	0.8
94,900		Simpson Manufacturing Co., Inc.	2,967,523	0.8
33,800	@	Teledyne Technologies, Inc.	2,608,346	0.7
67,000		Toro Co.	3,538,270	1.0
63,866		Waste Connections, Inc.	2,705,364	0.7
47,200		Watts Water Technologies, Inc.	2,445,432	0.7
73,000		Woodward Governor Co.	2,814,880	0.8
			51,730,993	14.3

		Information Technology: 22.7%
19,503	@	Ansys, Inc.	1,637,862	0.5
231,900	@	Aruba Networks, Inc.	3,856,497	1.1
144,600	@	Aspen Technology, Inc.	4,833,978	1.3
82,796	@	Bankrate, Inc.	1,424,091	0.4
71,226		Blackbaud, Inc.	2,565,561	0.7
54,700	@	BroadSoft, Inc.	1,760,793	0.5
107,663	@	Cardtronics, Inc.	3,734,830	1.0
41,926		Coherent, Inc.	2,353,306	0.7
30,700	@	Commvault Systems, Inc.	2,573,581	0.7
65,900	@	DealerTrack Holdings, Inc.	2,608,981	0.7
48,800	@	Exa Corp.	695,400	0.2
44,303	@	Faro Technologies, Inc.	1,644,970	0.5
152,675	@	Formfactor, Inc.	926,737	0.3
15,200	@	Guidewire Software, Inc.	698,592	0.2
330,421	@	Integrated Device Technology, Inc.	2,877,967	0.8
76,000		j2 Global, Inc.	3,742,240	1.0
62,900	@, L	Liquidity Services, Inc.	1,864,356	0.5
146,200	@	LivePerson, Inc.	1,362,584	0.4
63,256	@	LogMeIn, Inc.	1,884,396	0.5
59,700	@, L	Micros Systems, Inc.	2,919,330	0.8
80,700		MKS Instruments, Inc.	2,021,535	0.6
69,178		Monolithic Power Systems, Inc.	2,118,230	0.6
82,394		National Instruments Corp.	2,286,434	0.6
25,372	@	Plexus Corp.	830,679	0.2
296,400	@	PMC — Sierra, Inc.	1,846,572	0.5
178,500	@	Polycom, Inc.	1,772,505	0.5
143,200	@	PTC, Inc.	3,733,224	1.0
101,100	@	QLIK Technologies, Inc.	3,315,069	0.9
162,900	@	Riverbed Technolgoy, Inc.	2,515,176	0.7
42,100	@	SciQuest, Inc.	875,680	0.2
84,262	@	Semtech Corp.	2,504,267	0.7
57,700	@	Sourcefire, Inc.	4,354,042	1.2
30,696	@	SYKES Enterprises, Inc.	522,753	0.2
11,599	@	Synaptics, Inc.	448,417	0.1
77,200	@	Synchronoss Technologies, Inc.	2,654,136	0.7
44,200	@	Volterra Semiconductor Corp.	1,013,064	0.3
38,320	@	WEX, Inc.	3,066,750	0.9
			81,844,585	22.7

		Materials: 3.8%
92,200	@	Boise Cascade Co.	2,129,820	0.6
168,066		Commercial Metals Co.	2,500,822	0.7
88,800		HB Fuller Co.	3,311,352	0.9
387,800		Hecla Mining Co.	1,326,276	0.4
48,774		Minerals Technologies, Inc.	2,165,566	0.6
71,547		Worthington Industries	2,384,661	0.6
			13,818,497	3.8

		Total Common Stock (Cost $286,219,589)	337,629,000	93.6

EXCHANGE-TRADED FUNDS: 2.4%
72,903		iShares Russell 2000 Growth Index Fund	8,569,019	2.4

		Total Exchange-Traded Funds (Cost $7,202,358)	8,569,019	2.4

		Total Long-Term Investments (Cost $293,421,947)	346,198,019	96.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING SMALLCAP OPPORTUNITIES FUND

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 8.0%
	Securities Lending Collateralcc(1): 3.9%
703,480	Barclays Bank PLC, Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $703,483, collateralized by various U.S. Government Securities, 0.000%–4.750%, Market Value plus accrued interest $717,550, due 10/15/13–11/15/42)	$703,480	0.2
3,341,589	Citigroup, Inc., Repurchase Agreement dated 08/30/13, 0.05%, due 09/03/13 (Repurchase Amount $3,341,607, collateralized by various U.S. Government Agency Obligations, 0.160%–4.875%, Market Value plus accrued interest $3,408,426, due 03/18/15–09/06/23)	3,341,589	1.0
3,341,589	Deutsche Bank AG, Repurchase Agreement dated 08/30/13, 0.07%, due 09/03/13 (Repurchase Amount $3,341,615, collateralized by various U.S. Government Agency Obligations, 2.000%–10.500%, Market Value plus accrued interest $3,408,421, due 10/01/13–02/01/52)	3,341,589	0.9
3,341,589	Goldman Sachs & Co., Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $3,341,604, collateralized by various U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $3,408,421, due 09/06/13–08/06/38)	3,341,589	0.9
3,341,589	JPMorgan Chase & Co., Repurchase Agreement dated 08/30/13, 0.04%, due 09/03/13 (Repurchase Amount $3,341,604, collateralized by various U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $3,408,427, due 09/01/22–11/01/47)	3,341,589	0.9
		14,069,836	3.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
14,739,137	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.040%†† (Cost $14,739,137)	14,739,137	4.1

	Total Short-Term Investments (Cost $28,808,973)	28,808,973	8.0

	Total Investments in Securities (Cost $322,230,920)	$375,006,992	104.0
	Liabilities in Excess of Other Assets	(14,272,479)	(4.0)
	Net Assets	$360,734,513	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of August 31, 2013.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at August 31, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $324,709,962.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$60,194,942
Gross Unrealized Depreciation	(9,897,912)
Net Unrealized Appreciation	$50,297,030

PORTFOLIO OF INVESTMENTS
as of August 31, 2013 (Unaudited) (Continued)

ING SMALLCAP OPPORTUNITIES FUND

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$337,629,000	$—	$—	$337,629,000
Exchange-Traded Funds	8,569,019	—	—	8,569,019
Short-Term Investments	14,739,137	14,069,836	—	28,808,973
Total Investments, at fair value	$360,937,156	$14,069,836	$—	$375,006,992

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 25, 2013